25. Shareholders' equity (Details Narrative) R$ / shares in Units, R$ in Millions				12 Months Ended
	Jun. 24, 2019 BRL (R$)	Mar. 25, 2019 BRL (R$)	Jun. 29, 2018 BRL (R$)	Dec. 31, 2019 BRL (R$) shares R$ / shares	Dec. 31, 2018 BRL (R$) shares R$ / shares	Dec. 31, 2017 BRL (R$)	Aug. 29, 2019 R$ / shares	May 27, 2019 R$ / shares
Subscribed and paid-up capital | shares				267,997	266,845
Capital stock | R$				R$ 6,857	R$ 6,825	R$ 6,822
Number of peferred share issued | shares				1,152	265
Value of preferred share issued | R$				R$ 32	R$ 3
Description of rights and advantages of preferred shareholder's				(i) preference in the redemption of capital in the case of liquidation, (ii) preference in the annual minimum dividend payment in the amount of R$0.08 per share, non-cumulative; (iii) entitled to an additional 10% dividend payment over dividends on common shares, including for the purposes of the calculation the amount paid in (ii) above.
Percentage of legal reserve corresponds of net income				5.00%
Percentage of legal reserve limted of capital				20.00%
Percentage of allocation of net income				100.00%
Exercise price (in dollar per share) | R$ / shares				R$ 30.25	R$ 26.03
Number of shares granted | shares				4,863	1,378
Expectation of remaining average life of the series outstanding				1 year 6 months	1 year 3 months
Weighted average fair value of options granted | R$ / shares				R$ 56.41	R$ 45.24
Other comprehensive income | R$				R$ 218	R$ (9)	R$ (36)
Cumulative effect of exchange gains and losses | R$				R$ 151	26
Transfer to tax incentives | R$			R$ 58
Minimum payment of profit percentage				25.00%
Interests on own capital related to profit | R$	R$ 37	R$ 192
Interest own capital per preferred share | R$ / shares							R$ 0.142512451	R$ 0.747146155
Interest own capital per common share | R$ / shares							R$ 0.129556774	R$ 0.67922378
Advances total gross amount | R$				R$ 37
Net amount of interests on own capital | R$				R$ 32
Series B3 [Member]
Number of shares granted | shares				823
Series B4 and C4 [Member]
Expectation of dividends rate				0.57%
Expectation of volatility rate				35.19%
B5 and C5 Series [Member]
Expectation of dividends rate				0.41%
Expectation of volatility rate				36.52%
Weighted average interest rate				9.29%
B6 and C6 Series [Member]
Expectation of dividends rate				0.67%
Expectation of volatility rate				32.74%
Weighted average interest rate				7.32%
Compensation Plan [Member]
Option vesting period				36 months
Description of option exercise period				May only be exercised in the period beginning on the first day of the 37 (thirty-seventh) month from the date of grant, through the 42 (forty-second) month from the date of grant ("Exercise Period").
Exercise price (in dollar per share) | R$ / shares				R$ 0.01
Option Plan [Member]
Option vesting period				36 months
Description of option exercise period				May only be exercised in the period beginning on the first day of the 37 (thirty-seventh) months as from the Grant Date, and ends on the last day of the 42 (forty-second) month as of the Grant Date ("Exercise Period"), provided the exceptions included in the Compensation Plan.
Option Plan [Member] | Series B3 [Member]
Percentage of closing average price				80.00%
Number of trading days				20 days
Share Based Payment Plan-GPA [Member]
Maximum percentage of total share issued				0.70%
Number of treasury preferred shares used upon exercised option | shares				233
Number of shares granted | shares				765
Preferred share market price (in dollar per share) | R$ / shares				R$ 87.65
Top Of Range [Member]
Maximum number of authorized share capital | shares				400,000
Capital stock | R$				R$ 32	R$ 3
Top Of Range [Member] | Series B4 and C4 [Member]
Option vesting period				36 months
Weighted average interest rate				10.07%
Bottom Of Range [Member] | Series B4 and C4 [Member]
Option vesting period				18 months
Weighted average interest rate				9.28%
Common Shares [Member]
Subscribed and paid-up capital | shares				99,680	99,680
Preferred Shares [Member]
Subscribed and paid-up capital | shares				168,317	167,165